Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Balance at beginning of year	$ 22	$ 37	$ 38
Additions for tax positions of prior years	22	1	17
Reductions for tax positions of prior years		(1)	(4)
Additions for tax positions of current year	50	2	4
Settlements for tax positions of prior years		(17)	(18)
Balance at end of year	$ 94	$ 22	$ 37